Income Taxes	12 Months Ended
Dec. 31, 2017
Income Taxes [Abstract]
Income Taxes
INCOME TAXES
The provision for income taxes is as follows:

($ millions)	2017	2016
Current tax:
Canada	(1.9)	—
Luxembourg	0.2	0.2
Current tax expense (recovery)	(1.7)	0.2
Deferred tax:
Canada	(99.2)	(336.4)
United States	201.3	(44.9)
Deferred tax expense (recovery)	102.1	(381.3)
Income tax expense (recovery)	100.4	(381.1)

The following table reconciles income taxes calculated at the Canadian statutory rate with the recorded income taxes:

($ millions)	2017	2016
Net income (loss) before tax	(23.6)	(1,313.8)
Statutory income tax rate	26.85%	27.00%
Expected provision for income taxes	(6.3)	(354.7)
Effect of change in corporate tax rates	106.9	—
Effect of tax rates in foreign jurisdictions	22.9	(14.6)
Effect of restricted share bonus plan	(2.7)	6.9
Effect of change in recognition of deferred tax assets	(14.7)	(24.9)
Effect of non-taxable capital (gains) losses	(1.1)	(2.1)
Other	(4.6)	8.3
Income tax recovery	100.4	(381.1)

The statutory combined federal and provincial income tax rate decreased from 27% in 2016 to 26.85% in 2017, primarily due to the decrease in the Saskatchewan corporate tax rate from 12% to 11.5%, effective July 1, 2017. The Saskatchewan corporate tax rate was subsequently changed back to 12% effective January 1, 2018.
On December 22, 2017, the United States government enacted the Tax Cuts and Jobs Act which implemented significant changes to the U.S. tax legislation including, among other changes, a decrease to the federal corporate income tax rate from 35% to 21% effective January 1, 2018. As a result, the Company reduced its deferred income tax asset by $107.5 million and recognized a corresponding deferred income tax expense.
The composition of net deferred income tax liabilities is as follows:

($ millions)	2017	2016
Deferred income tax assets	192.8	422.4
Deferred income tax liabilities	(550.6)	(651.5)
Net deferred income tax liabilities	(357.8)	(229.1)

The net deferred income tax liabilities are expected to be settled in the following periods:

($ millions)	2017	2016
Deferred income tax:
To be settled within one year	29.1	(9.4)
To be settled beyond one year	(386.9)	(219.7)
Deferred income tax	(357.8)	(229.1)

The movement in deferred income tax assets (liabilities) are as follows:

($ millions)	At January 1, 2017	(Charges) / credits due to acquisitions & other	(Charged) / credited to earnings	At December 31, 2017
Deferred income tax assets:
Decommissioning liability	361.8	—	(0.5)	361.3
Income tax losses carried forward	632.4	—	17.1	649.5
Debt financing costs	4.8	—	(4.8)	—
Share issue costs	15.3	0.1	(5.2)	10.2
Risk management contracts	18.3	—	15.2	33.5
Other	16.6	(26.7)	32.3	22.2
	1,049.2	(26.6)	54.1	1,076.7
Deferred income tax liabilities:
Property, plant and equipment	(1,286.7)	—	(130.8)	(1,417.5)
Risk management contracts	8.4	—	(25.4)	(17.0)
	(1,278.3)	—	(156.2)	(1,434.5)
Net deferred income tax liabilities	(229.1)	(26.6)	(102.1)	(357.8)

($ millions)	At January 1, 2016	(Charges) / credits due to acquisitions & other	(Charged) / credited to earnings	At December 31, 2016
Deferred income tax assets:
Decommissioning liability	344.8	—	17.0	361.8
Income tax losses carried forward	401.9	—	230.5	632.4
Debt financing costs	13.1	—	(8.3)	4.8
Share issue costs	17.7	7.2	(9.6)	15.3
Risk management contracts	0.6	—	17.7	18.3
Other	17.6	(10.8)	9.8	16.6
	795.7	(3.6)	257.1	1,049.2
Deferred income tax liabilities:
Property, plant and equipment	(1,212.7)	—	(74.0)	(1,286.7)
Timing of partnership items	(54.8)	—	54.8	—
Risk management contracts	(135.0)	—	143.4	8.4
	(1,402.5)	—	124.2	(1,278.3)
Net deferred income tax liabilities	(606.8)	(3.6)	381.3	(229.1)

The approximate amounts of tax pools available as at December 31, 2017 and 2016 are as follows:

($ millions)	2017	2016
Tax pools:
Canada	8,746.2	9,054.1
United States	3,287.6	2,952.9
Total	12,033.8	12,007.0

The above tax pools include estimated Canadian non-capital losses carried forward of $1.40 billion (December 31, 2016 - $1.10 billion) that expire in the years 2026 through 2037, and U.S. net operating losses of $1.20 billion (December 31, 2016 - $1.03 billion) which expire in the years 2024 through 2037. A deferred income tax asset has not been recognized for U.S. net operating losses of $82.3 million (December 31, 2016 - $136.8 million) or for other temporary differences of $33.2 million (December 31, 2016 - $33.2 million) as there is not sufficient certainty regarding future utilization.
A deferred tax asset has not been recognized in respect of certain unrealized capital losses and capital losses carried forward for Canadian tax purposes in the amount of $1.2 million. Recognition is dependent on the realization of future taxable capital gains.
A deferred tax asset has not been recognized in respect of temporary differences associated with investments in subsidiaries as it is not likely that the temporary differences will reverse in the foreseeable future. The deductible temporary differences associated with investments in subsidiaries is approximately $555.2 million (December 31, 2016 - $648.7 million).
The Company received notices of reassessment from the Canada Revenue Agency in 2014 and 2015 disallowing $149.3 million of tax pools and $12.6 million of investment tax credits relating to an acquired entity. The Company has filed notices of objections in response to these reassessments and management believes that it will be successful in defending its positions. Therefore, no provision for the potential income tax liability was recorded at December 31, 2017 and December 31, 2016.